TRADE ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2020
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

7.TRADE ACCOUNTS RECEIVABLE

7.1.Breakdown of balances

	June 30,	December 31,
	2020	2019
Domestic customers
Third parties	888,372	1,027,034
Related parties (Note 11) (1)	35,394	23,761

Foreign customers
Third parties	2,891,501	2,027,018

(-) Expected credit losses	(52,392)	(41,996)
	3,762,875	3,035,817

1)The balance refers to transactions with Bexma, Bizma, Ecofuturo, Ensyn and Ibema, in the domestic market, which are not eliminated as there is no control of the operations of these entities by the Company.

The Company performs factoring transactions for certain customers’ receivables where, substantially all risks and rewards related to these receivables are transferred to the counterpart, so that these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and may be discontinued at any time without significant impact on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable in the balance sheet for the six-month period ended June 30, 2020, is R$4,968,024 (R$3,544,625 as of December 31, 2019).

7.2.    Breakdown of trade accounts receivable by maturity

	June 30,	December 31,
	2020	2019
Current	3,236,279	2,552,459
Overdue
Up to 30 days	324,675	180,909
From 31 to 60 days	72,830	148,388
From 61 to 90 days	23,836	20,448
From 91 to 120 days	15,518	20,680
From 121 to 180 days	10,844	17,899
More than 180 days	78,893	95,034
	3,762,875	3,035,817

7.3.    Rollforward of the expected credit losses

	June 30,	December 31,
	2020	2019

Beginning balance	(41,996)	(37,179)
Business combination		(5,947)
Addition	(10,250)	(18,650)
Reversal	187	6,364
Write-off	2,117	13,383
Exchange rate variation	(2,450)	33
Ending balance	(52,392)	(41,996)

The Company maintains guarantees for overdue securities in its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.

7.4.    Main customers

The Company has 1  (one) customer for 9.6% of net sales of pulp segment for the six-month period ended June 30, 2020 (1  (one) customer for 10% of net sales of pulp segment as of December 31, 2019).